CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 1,877,191	$ 290,740	¥ 2,726,712	$ 417,887	¥ 3,651,788		¥ 4,684,003	¥ 5,469,077
Restricted cash	376,796	58,358	390,702	59,878			125,437
Term deposits	102,408	15,861	133,761	20,500			24,000
Accounts receivable, net of allowance for doubtful accounts of RMB1,433,449 and RMB1,446,994 as of December 31, 2019 and 2020, respectively	70,130	10,862	40,862	6,262			280,995
Other receivables, net of allowance for doubtful accounts of RMB17,396 as of December 31, 2020 and RMB160 as of June 30,2021 respectively	565,904	87,647	126,745	19,425			117,340
Loan receivables, net of allowance for doubtful accounts of RMB320,364 as of December 31, 2020, and RMB56,466 as of June 30, 2021 respectively	202,130	31,306	267,383	40,978			778,480
Amounts due from related parties							50,000
Prepaid expenses and other assets	881,771	136,569	793,092	121,547			1,137,787
Contract assets, net of allowance for losses of RMB14,749 as of December 31, 2020 and RM14,321 as of June 30,2021 respectively	6,494	1,006	10,374	1,590			24,824
Long-term investments,net	738,996	114,456	738,272	113,145			775,644	954,158
Operating lease right-of-use assets, net	25,987	4,025	28,668	4,394			121,791
Property, equipment and software, net	52,423	8,119	63,396	9,716			110,376
Goodwill, net	22,119	3,426	22,121	3,390			72,224
Intangible assets, net	40,345	6,249	44,413	6,807			73,476
Deferred tax assets, net							503,987
TOTAL ASSETS	5,168,966	800,571	5,386,501	825,519			8,880,364
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB81,246 as of December 31, 2020 and RMB9,904 as of June 30,2021 respectively)	10,079	1,561	82,643	12,666			788,906
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB29,152 as of December 31, 2020 and RMB12,614 as of June 30, 2021, respectively)	14,041	2,175	34,540	5,293			41,646
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB224,533 as of December 31, 2020 and RMB238,179 as of June 30,2021, respectively)	272,896	42,266	255,244	39,118			320,350
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB238,170 as of December 31, 2020 and RMB274,219 as of June 30,2021 respectively)	786,213	121,768	726,686	111,370			1,229,110
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of RMB19,100 as of December 31, 2020 and RMB15,408 as of June 30,2021 respectively)	25,604	3,966	29,503	4,522			125,407
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB24,146 as of December 31,2020 and RMB23,967 as of June 30,2021, respectively)		3,654	25,289	3,876			29,902
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB5,742 as of December 31, 2020and RMB5,392 as of June 30,2021, respectively)	8,504	1,317	9,280	1,422			17,215
TOTAL LIABILITIES	1,140,927	176,707	1,163,185	178,267			2,552,536
Commitments and Contingencies (Note 21)
Shareholders' equity:
Ordinary shares	1		1
Additional paid-in capital			5,531,926	847,805			5,241,296
Statutory reserves	466,468	72,247	466,352	71,472			459,029
Retained earnings (deficit)	(2,010,642)	(311,409)	(1,822,749)	(279,349)		¥ 44,767	488,236
Accumulated other comprehensive income	(49,917)	(7,731)	(6,953)	(1,066)			92,220
Total 9F Inc. shareholders' equity	3,972,751	615,301	4,168,578	638,862			6,280,783
Noncontrolling interest	55,288	8,563	54,738	8,390			47,045
Total shareholders' equity	4,028,039	623,864	4,223,316	647,252	¥ 5,769,282		6,327,828	¥ 6,254,920
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,168,966	800,571	5,386,501	$ 825,519			8,880,364
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1		1				1
Class B ordinary shares
Shareholders' equity:
Ordinary shares			1				¥ 1
Additional paid-in capital	¥ 5,566,840	$ 862,194	¥ 5,531,926